Earnings per Share - Schedule of Calculation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015
Earnings Per Share [Abstract]
Net income	$ 9,755	$ 1,565	$ 22,461	$ 2,814	$ 66,729		$ (14,974)
Dividends on preferred shares	195		11,081
Net income available to common stockholders	$ 9,560	$ 1,565	$ 11,380	$ 2,814	$ 66,729		$ (14,974)
Weighted-average common stock outstanding:
Weighted average common shares outstanding for basic earnings per common share	29,246,900	19,497,811	26,194,025	18,838,354	20,141,630		17,332,775
Incremental shares	505,431	265,623	503,816	265,623	289,153	[1],[2]
Weighted-average common stock outstanding (dilutive)	29,752,331	19,763,434	26,697,841	19,103,977	20,430,783		17,332,775
Basic earnings per common share	$ 0.33	$ 0.08	$ 0.43	$ 0.15	$ 3.31		$ (0.86)
Diluted earnings per common share	$ 0.32	$ 0.08	$ 0.43	$ 0.15	$ 3.27		$ (0.86)

[1]	During 2015, due to a loss for the period, zero incremental shares are included because the effect would be anti-dilutive
[2]	This amount represents outstanding stock options for which the exercise price is less than the average market price of the Company’s common stock.